Gains (losses) from operating activities in the statement of income by function of expenses, included according to their nature (Details 8) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Raw materials and consumables		$ (260,863)	$ (227,620)	$ (208,697)
Classes of Employee Benefit Expenses
Personnel expenses		(260,863)	(227,620)	(208,697)
Depreciation and amortization expense
Depreciation expense		212,582	232,275	271,128
Amortization expense		(160)	(219)	(184)
Operating leases		(79,951)	(84,257)	(75,784)
Investment plan expenses		13,384	17,180	17,697
Contractors		(86,313)	(78,920)	(72,112)
Mining concessions		(8,168)	(7,802)	(7,313)
Operations transport		(64,352)	(69,052)	(59,399)
Freight and product transport costs		(43,510)	(55,383)	(64,857)
Purchase of products from third parties		239,781	208,147	211,928
CORFO rights		(182,954)	(46,274)	(41,962)
Export costs		84,816	83,057	105,307
Other expenses, by nature		(38,925)	(14,034)	(4,818)
Other expenses by nature		(1,638,557)	(1,549,593)	(1,499,254)
Other expenses by nature [Member]
Depreciation and amortization expense
Legal expenses	$ (25,176)	(15,139)		(5,737)
Purchase of products from third parties	(208,147)	(239,781)		(211,928)
Office Expenses	(15,612)	(17,981)		(17,215)
Export costs	(83,057)	(84,816)		(105,307)
Representation Expenses	(4,781)	(4,805)		(4,022)
Restructuring of joint ventures	(6,000)	6,000		0
Plant suspension expenses		0	$ 0	(32,061)
Consultant and advisor services	(14,348)	(12,848)		(16,474)
Variation in inventory	$ (90,998)	$ 11,600		$ (10,774)